Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	8,800,000
Proposed Maximum Offering Price per Unit | $ / shares	73.65
Maximum Aggregate Offering Price	$ 648,120,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,227.18
Offering Note
(1) On August 8, 2025, the Registrant paid $380,016.08 in connection with the filing of an automatically effective registration statement on Form S-3 (File No. 333-289578) filed by the Registrant on August 13, 2025. A portion of such previously paid and unutilized registration fee is being applied to offset the $99,227.18 registration fee for the securities registered herein.